SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Information
Revenues	$ 254,086	$ 149,336	$ 142,283
Cost of revenues	(141,298)	(82,839)	(86,085)
Film participation expenses	(12,247)	1,319	(439)
Equity in earnings of equity method investments, net of tax	3,350
Segment profit	103,891	67,816	55,759
Film distribution
Segment Information
Revenues	172,570	74,632	62,930
Film investment and production
Segment Information
Revenues	950	12,577	37,022
Film participation expenses	(12,247)	1,319	(439)
Equity in earnings of equity method investments, net of tax	3,350
Talent agency
Segment Information
Revenues	785	630	612
Movie theaters
Segment Information
Revenues	79,781	61,497	41,719
Movie theaters | Admissions
Segment Information
Revenues	66,480	51,184	34,511
Movie theaters | Concessions
Segment Information
Revenues	7,342	6,003	4,209
Movie theaters | Advertising
Segment Information
Revenues	2,770	2,061	1,021
Movie theaters | Others
Segment Information
Revenues	3,189	2,249	1,978
Operating Segment | Film distribution
Segment Information
Cost of revenues	(114,431)	(53,598)	(38,937)
Segment profit	62,456	23,058	25,129
Operating Segment | Film investment and production
Segment Information
Cost of revenues	(58,466)	(33,663)	(66,876)
Segment profit	(5,434)	8,637	6,416
Operating Segment | Talent agency
Segment Information
Cost of revenues	(24)		(24)
Segment profit	761	630	588
Operating Segment | Movie theaters
Segment Information
Cost of revenues	(33,673)	(26,006)	(18,093)
Segment profit	46,108	35,491	23,626
Intersegment elimination
Segment Information
Revenues	(65,296)	(30,428)	(37,845)
Cost of revenues	65,296	30,428	37,845
Intersegment elimination | Film distribution
Segment Information
Revenues	4,317	2,024	1,136
Intersegment elimination | Film investment and production
Segment Information
Revenues	$ 60,979	$ 28,404	$ 36,709